Share-based Compensation	6 Months Ended
Jun. 30, 2022
Share-based Compensation.
Share-based Compensation

9.Share-based Compensation

a)	Description of stock option plan and Share option replacement

In July 2012, the Group permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Company. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four years.

The Group recognizes share-based compensation expenses in the condensed consolidated statements of operations and comprehensive loss based on awards ultimately expected to vest, after considering actual forfeitures.

9.Share-based Compensation (Continued)

a)	Description of stock option plan and Share option replacement (Continued)

The Company has replaced these share options with restricted shares for all employees and nonemployees on June 15, 2018.

In June 2018, the directors of the Company (the “Directors”) approved the TuanChe Limited Share Incentive Plan (the “Share Incentive Plan”). Under the Share Incentive Plan, 38,723,321 ordinary shares were issued to Best Cars for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and nonemployees of the Company were replaced by the restricted shares. As a result of the Share Incentive Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company has recognized the incremental expenses immediately for those vested share options, the unvested portion will be recognized as expenses over the remaining vesting periods.

For the six months ended June 30, 2022, the Company has granted 1,500,000 restricted shares to its employees. The total fair value of RMB2.1 million for those granted restricted shares will be recognized as expenses over the vesting periods of nil to 4 years.

A summary of the restricted shares activities is presented below:

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2021	6,034,250	0.527
Granted	1,500,000	0.209
Forfeit	(24,500)	(0.976)
Vested	(1,775,750)	0.260
Outstanding as of June 30, 2022 (unaudited)	5,734,000	(0.525)

For the six months ended June 30, 2021 and 2022, total share-based compensation expenses recognized by the Group for the restricted shares granted were RMB4.4 million and RMB6.1 million, respectively.

As of June 30, 2022, there was RMB12.1 million of unrecognized share-based compensation expenses related to the restricted shares granted. That expenses are expected to be recognized over a weighted-average period of 1.44 years.